Capital Group U.S. Equity Fund
Capital Group U.S. Equity Fund
Private Client Services FundsSM Prospectus Supplement April 1, 2017 (for prospectus dated January 1, 2017)

1.	The “Fees and expenses of the fund” section of the summary prospectus and prospectus for each of the funds listed below is amended by replacing the “Annual fund operating expenses” and “Example” tables in their entirety with the following. Except as indicated below each table, footnotes in the summary prospectus and prospectus remain unchanged.

Capital Group U.S. Equity Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Group U.S. Equity Fund Share class
Management fees	0.43%	[1]
Distribution and/or service (12b-1) fees	none
Other expenses	0.01%
Total annual fund operating expenses	0.44%
Expense reimbursement	0.01%	[2]
Total annual fund operating expenses after reimbursement	0.43%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund's unified fee. This reimbursement will be in effect through at least April 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example
Expense Example	1 year	3 years	5 years	10 years
Capital Group U.S. Equity Fund | Share class | USD ($)	44	140	245	554

Keep this supplement with your prospectus.